Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Schedule of Assets Measured on Recurring Basis

The assets of the Company measured on a recurring basis as of March 31, 2017 and December 31, 2016 basis are summarized below:

	Fair Value Measurements Using
	Level 1	Level 2	Level 3	Total
March 31, 2017
Assets:
Cash and cash equivalents	$35,139,109	$—	$—	$35,139,109
Short-term investments	—	50,000	—	50,000

Total assets	$35,139,109	$50,000	$—	$35,189,109

December 31, 2016
Assets:
Cash and cash equivalents	$1,609,694	$—	$—	$1,609,694
Short-term investments	—	50,000	—	50,000

	$1,609,694	$50,000	$—	$1,659,694

Based on the fair value hierarchy, assets measured or disclosed at fair value on a recurring basis are summarized below:

	Fair Value Measurements Using
	Level 1	Level 2	Level 3	Total
December 31, 2016
Assets:
Cash and cash equivalents	$1,609,694	$—	$—	$1,609,694
Short-term investments	—	50,000	—	50,000

Total assets	$1,609,694	$50,000	$—	$1,659,694

December 31, 2015
Assets:
Cash and cash equivalents	$5,144,211	$—	$—	$5,144,211
Short-term investments	—	50,000	—	50,000

	$5,144,211	$50,000	$—	$5,194,211